SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	¥ 41,391	¥ 29,240
Work in progress	213,409	154,231
Finished goods	9,486	23,165
Total	¥ 264,286	¥ 206,636